Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000028342 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028342 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028342 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028342 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028342 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028342 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028342 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028342 | Eli Lilly & Co. - ABFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028342 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028342 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028342 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028342 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000028342 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028342 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028342 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028342 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028342 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028342 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028342 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028342 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028338 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028338 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028338 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028338 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028338 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028338 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028338 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028338 | Eli Lilly & Co. - ABFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028338 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028338 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028338 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028338 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000028338 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028338 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028338 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028338 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028338 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028338 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028338 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028338 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028341 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028341 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028341 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028341 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028341 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028341 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028341 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028341 | Eli Lilly & Co. - ABFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028341 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028341 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028341 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028341 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000028341 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028341 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028341 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028341 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028341 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028341 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028341 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028341 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028345 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028345 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028345 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028345 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028345 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028345 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028345 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028345 | Eli Lilly & Co. - ABFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028345 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028345 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028345 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028345 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000028345 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028345 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028345 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028345 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028345 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028345 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028345 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028345 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000159956 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000159956 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000159956 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159956 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000159956 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159956 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159956 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159956 | Eli Lilly & Co. - ABFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159956 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159956 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159956 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159956 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000159956 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000159956 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159956 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159956 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000159956 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159956 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159956 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159956 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)